Financial Instruments - Disclosure Details Of Mutual Fund Allocation (Parenthetical) (Detail) - Vinci Monalisa FIM Credito Privado IE [Member] - BRAZIL - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Mutual Fund Allocation [Line Items]
Net assets	R$ 888,630	R$ 1,025,462
Mutual Funds [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Net assets	R$ 210,390	R$ 460,892
Foreign Investments [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Percentage of net asset value	40.00%